Deconsolidation of Water IO Ltd.	6 Months Ended
Jun. 30, 2026
Deconsolidation of Water IO Ltd. [Abstract]
DECONSOLIDATION OF WATER IO LTD.

NOTE 6 – DECONSOLIDATION OF WATER IO LTD.

On June 24, 2026, Star Twenty Six entered into a share purchase agreement with unrelated purchasers for the sale of 592,784 ordinary shares of Water IO Ltd. (“Water IO”) representing approximately 19.6% of Water IO’s share capital, at a price of NIS 3.10 per share, reflecting total consideration of NIS 1,838 (approximately $617). The sale resulted in a gain of approximately $1,744 , which was recorded under other income in the condensed consolidated statements of operations. The portion of the gain related to the remeasurement of the Company’s retained investment in Water IO to its fair value was approximately $1,100. This gain was calculated based on Water IO’s share price on the Tel Aviv Stock Exchange. Following the deconsolidation, Water IO is considered a related party. The Company has continuing involvement in the management of Water IO.

Following the completion of the sale, the holding of Star Twenty Six in Water IO decreased to approximately 40%. As a result, the Company ceased to control Water IO and, in accordance with ASC 810, Consolidation, deconsolidated Water IO as of the transaction date.

Upon the loss of control, the Company derecognized the assets and liabilities of Water IO, including the related non-controlling interests, and recognized its retained interest in Water IO at fair value as of the date control was lost. Following the deconsolidation, the Company’s retained interest of approximately 40% in Water IO is accounted for under the fair value option, based on Water IO’s share price on the Tel Aviv Stock Exchange.

The effect of the deconsolidation of Water IO on the condensed consolidated statements of cash flows for the six months ended June 30, 2026 is as follows:

Six months ended June 30, 2026
U.S. Dollars (in thousands)
Subsidiaries deconsolidation:
Working capital (excluding cash and cash equivalents)	(992)
Investment in investee	(452)
Other current assets	617
Investment under the fair value option	1,127
Tangible assets	1
Loan from the Company	1,327
Non-controlling interest	116
Net cash used in the deconsolidation of subsidiary	1,744

The composition of the Company’s investment in Water IO as of June 30, 2026 is as follows:

June 30, 2026
U.S. Dollars (in thousands)
Investment under the fair value option	1,127
Loan granted	1,327
Total investment in Water IO	2,454